BANK FINANCIAL ASSETS AND LIABILITIES - Movements in provision for impairment losses on loans (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
BANK FINANCIAL ASSETS AND LIABILITIES
Beginning balance	₽ 3,536
Ending Balance	3,245	₽ 3,536
Expected credit losses	3,245	3,536
Investment property
BANK FINANCIAL ASSETS AND LIABILITIES
Claim amount			₽ 5,106
Expected credit losses			₽ 635
Other assets
BANK FINANCIAL ASSETS AND LIABILITIES
Ending Balance	619
Claim amount	2,361
Expected credit losses	619
Accumulated Depreciation | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Beginning balance	3,138	3,744
New financial assets originated or purchased	194	317
Change due to change of credit risk	(195)	(1,579)
Write-offs	(15)	(79)
Sale of loans	(6)
Recovery of previously written-off assets	235	(975)
Other movements	(511)	(240)
Ending Balance	2,840	3,138
Expected credit losses	2,840	3,138
Accumulated Depreciation | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Beginning balance	17,976	12,692
New financial assets originated or purchased	4,644	3,821
Change due to change of credit risk	17,847	8,487
Write-offs	(3,720)	(3,282)
Sale of loans	(3,220)	(4,324)
Recovery of previously written-off assets	287	582
Ending Balance	33,814	17,976
Expected credit losses	33,814	17,976
Stage 1 | Accumulated Depreciation | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Beginning balance	818	899
- Transfer to stage 1	29	119
- Transfer to stage 2	(135)	(46)
- Transfer to stage 3		(105)
New financial assets originated or purchased	194	317
Change due to change of credit risk	(57)	(126)
Other movements	(635)	(240)
Ending Balance	214	818
Expected credit losses	214	818
Stage 1 | Accumulated Depreciation | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Beginning balance	6,093	3,099
- Transfer to stage 1	1,844	1,809
- Transfer to stage 2	(2,600)	(939)
- Transfer to stage 3	(115)	(278)
New financial assets originated or purchased	4,644	3,821
Change due to change of credit risk	(3,813)	(1,419)
Ending Balance	6,053	6,093
Expected credit losses	6,053	6,093
Stage 2 | Accumulated Depreciation | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Beginning balance	25	141
- Transfer to stage 1	(28)	(119)
- Transfer to stage 2	136	49
- Transfer to stage 3	(89)	(26)
Change due to change of credit risk	46	(20)
Ending Balance	90	25
Expected credit losses	90	25
Stage 2 | Accumulated Depreciation | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Beginning balance	3,361	1,446
- Transfer to stage 1	(1,690)	(1,633)
- Transfer to stage 2	3,086	1,220
- Transfer to stage 3	(10,263)	(4,691)
Change due to change of credit risk	12,497	7,019
Ending Balance	6,991	3,361
Expected credit losses	6,991	3,361
Stage 3 | Accumulated Depreciation | Loans to legal entities
BANK FINANCIAL ASSETS AND LIABILITIES
Beginning balance	2,295	2,704
- Transfer to stage 1	(1)
- Transfer to stage 2	(1)	(3)
- Transfer to stage 3	89	131
Change due to change of credit risk	(184)	(1,433)
Write-offs	(15)	(79)
Sale of loans	(6)
Recovery of previously written-off assets	235	(975)
Other movements	124
Ending Balance	2,536	2,295
Expected credit losses	2,536	2,295
Stage 3 | Accumulated Depreciation | Loans to individuals
BANK FINANCIAL ASSETS AND LIABILITIES
Beginning balance	8,522	8,147
- Transfer to stage 1	(154)	(176)
- Transfer to stage 2	(486)	(281)
- Transfer to stage 3	10,378	4,969
Change due to change of credit risk	9,163	2,887
Write-offs	(3,720)	(3,282)
Sale of loans	(3,220)	(4,324)
Recovery of previously written-off assets	287	582
Ending Balance	20,770	8,522
Expected credit losses	₽ 20,770	₽ 8,522